GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income/(Loss)	$ 16,807	$ 1,727	$ 10,413	$ 3,673	$ 102,420	$ 26,856	$ 39,343	$ 3,673
Accumulated deficit	$ 36,792,884	$ 36,690,464		$ 36,651,121	$ 36,792,884		$ 36,690,464	$ 36,651,121